INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2022
INTANGIBLE ASSETS
Schedule of finite life intangible assets

March 31, 2022

	Field Trip	Field Trip
	Health	Health		Software in
	Website	Portal	Trip App	Progress	Total
Cost	$	$	$	$	$
Balance, April 1, 2021	175,314	165,854	149,117	—	490,285
Additions	7,591	85,409	129,165	—	222,165
Balance, March 31, 2022	182,905	251,263	278,282	—	712,450

Accumulated amortization
Balance, April 1, 2021	(43,257)	(10,728)	(9,176)	—	(63,161)
Amortization expense	(45,342)	(59,871)	(60,722)	—	(165,935)
Balance, March 31, 2022	(88,599)	(70,599)	(69,898)	—	(229,096)
Net book value as at
March 31, 2022	94,306	180,664	208,384	—	483,354
March 31, 2021	132,057	155,126	139,941	—	427,124

March 31, 2021

	Field Trip	Field Trip
	Health	Health		Software in
	Website	Portal	Trip App	Progress	Total
Cost	$	$	$	$	$
Balance, April 1, 2020	126,974	—	—	—	126,974
Additions	48,340	—	—	314,971	363,311
Assets in use	—	165,854	149,117	(314,971)	—
Balance, March 31, 2021	175,314	165,854	149,117	—	490,285

Accumulated amortization
Balance, April 1, 2020	(1,994)	—	—	—	(1,994)
Amortization expense	(41,263)	(10,728)	(9,176)	—	(61,167)
Balance, March 31, 2021	(43,257)	(10,728)	(9,176)	—	(63,161)
Net book value as at
March 31, 2021	132,057	155,126	139,941	—	427,124
March 31, 2020	124,980	—	—	—	124,980